Retirement Benefits - Summary of Changes in Benefit Obligations and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Net benefit obligation as of the beginning of year	$ 14,861	$ 13,652
Service cost	294	251	$ 218
Interest cost	406	476	553
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	0	0
Actuarial (gain) loss(a)	(442)	1,252
Plan amendments	0	0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Remeasurement due to Settlement	(23)	(19)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(860)	(751)
Net benefit obligation as of the end of year	14,236	14,861	13,652
Fair value of net plan assets as of the beginning of year	11,883	10,859
Actual return on plan assets	822	1,488
Employer contributions	343	306
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	0	0
Defined Benefit Plan, Plan Assets, Benefits Paid	(860)	(751)
Defined Benefit Plan, Plan Assets, Payment for Settlement	(23)	(19)
Fair value of net plan assets as of the end of year	12,165	11,883	10,859
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Net benefit obligation as of the beginning of year	2,661	2,692
Service cost	51	56	55
Interest cost	69	93	114
Defined Benefit Plan, Benefit Obligation, Contributions by Plan Participant	32	31
Actuarial (gain) loss(a)	(116)	38
Plan amendments	0	(64)
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Remeasurement due to Settlement	(5)	(5)
Defined Benefit Plan, Benefit Obligation, Benefits Paid	(190)	(180)
Net benefit obligation as of the end of year	2,502	2,661	2,692
Fair value of net plan assets as of the beginning of year	1,635	1,627
Actual return on plan assets	130	122
Employer contributions	63	40
Defined Benefit Plan, Plan Assets, Contributions by Plan Participant	32	31
Defined Benefit Plan, Plan Assets, Benefits Paid	(190)	(180)
Defined Benefit Plan, Plan Assets, Payment for Settlement	(5)	(5)
Fair value of net plan assets as of the end of year	$ 1,665	$ 1,635	$ 1,627